Accounts receivable - Summary of Activity Related to Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Balance, beginning of year	$ 1	$ 2
Additions	1	0
Write-off	0	(1)
Balance, end of year	$ 2	$ 1